Investment In Unconsolidated Affiliates - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Sep. 30, 2014 JointVenture	Mar. 31, 2014 JointVenture	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Investments in Majority-owned Subsidiaries [Member]	Sep. 30, 2014 Tigre ADS [Member]	Mar. 31, 2014 Tigre ADS [Member]	Sep. 30, 2014 BaySaver [Member]	Mar. 31, 2014 BaySaver [Member]	Jul. 15, 2013 BaySaver [Member]	Jul. 15, 2013 BaySaver [Member] Investments in Majority-owned Subsidiaries [Member]	Sep. 30, 2014 Tigre-ADS USA [Member]	Apr. 07, 2014 Tigre-ADS USA [Member]
Investments in and Advances to Affiliates [Line Items]
Number of unconsolidated joint venture participated	3	2
Percentage of ownership								50.00%	50.00%	55.00%	55.00%	55.00%		49.00%	49.00%
Percentage of debt guarantee								50.00%	50.00%
Maximum potential payment under guarantee								$ 7,000	$ 7,000
Cash	6,581	3,931	2,036	1,361	2,082	2,151							3,500
Inventories	247,368	260,300		232,409			1,285						1,285
Intangible assets	60,266	66,184		78,717									0
Percentage of voting interest												50.00%
Percentage of minority ownership												45.00%
Amortization expenses adjustment	1,739	1,837
Amortization Period	10 years	10 years
Amount paid for acquiring shares															$ 3,566